CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
(Loss) from the operations of the discontinued operations, net of tax expenses	$ 0	$ 0	$ 102
Gain on deconsolidation of the subsidiaries, tax expense	0	0	454
(Loss) income from discontinued operations, net of tax expenses	$ 0	$ 0	$ 102